Senior Secured Convertible Notes, Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Senior Secured Convertible Notes Related Party
Summary of changes in the senior secured convertible notes, related party

	Senior Secured	Senior Secured
	Convertible Note (2)	Convertible Note (3)	Total
Fair value at December 31, 2022	$3,940	$6,068	$10,008
Change in fair value of senior secured convertible notes, related party	(223)	(343)	(566)
Balance at March 31, 2023	$3,717	$5,725	$9,442

	Interest rate	December 31, 2022	December 31, 2021
Senior Secured Convertible Note (2)	10.0%	$3,940	$—
Senior Secured Convertible Note (3)	10.0%	6,068	—
Notes payable, related parties, net		$10,008	$—

Schedule of assumptions associated with the fair value calculations of notes payable to related party

	March 31, 2023	December 31, 2022
Face value principle payment (In thousands)	$11,133	$11,133
Conversion Price	$0.78	$0.78
Maturity Date	December 31, 2024	December 31, 2024
Interest rate	10.00%	10.00%
Discount rate	27.30%	27.30%
Valuation technique	PWERM	PWERM
Fair Value (In thousands)	$9,442	$10,008